Note 1 - Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	Balance as of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$15,275	$7,663
Restricted cash	5,000	—
Restricted cash, net of current portion	—	5,000
Total cash, cash equivalents, and restricted cash	$20,275	$12,663